Prepayments and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Other deposits	61,814	107,085	81,385
Prepayments	29,671	14,267	10,843
Prepayment and other current assets	91,485	121,352	92,228

Prepayments and other current assets consisted of the following as of December 31:

	2023	2024	2024
	SGD	SGD	USD
Other deposits	78,164	61,814	46,360
Prepayments	36,916	29,671	22,253
Prepayment and other current assets	115,080	91,485	68,613